SEGMENT INFORMATION (TABLES)	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements [Abstract]
Global Segment Results
In 2013, 2012 and 2011, nine business units individually accounted for 5% or more of consolidated net sales as follows:

	% of Sales by Business Unit
Years ended June 30	2013	2012	2011
Fabric Care	20%	20%	20%
Baby Care	13%	13%	12%
Hair Care and Color	11%	11%	11%
Shave Care	8%	9%	9%
Beauty Care	7%	7%	7%
Home Care	7%	7%	7%
Family Care	7%	6%	7%
Oral Care	6%	6%	6%
Feminine Care	6%	6%	6%
All Other	15%	15%	15%
Total	100%	100%	100%

Global Segment Results		Net Sales	Earnings from Continuing Operations Before Income Taxes	Net Earnings from Continuing Operations	Depreciation and Amortization	Total Assets	Capital Expenditures
BEAUTY	2013	$19,956	$3,215	$2,474	$375	$8,396	$541
	2012	20,318	3,196	2,390	379	8,357	569
	2011	19,937	3,415	2,542	387	9,544	504
GROOMING	2013	8,038	2,458	1,837	603	23,971	378
	2012	8,339	2,395	1,807	623	24,518	392
	2011	8,245	2,375	1,775	645	24,866	373
HEALTH CARE	2013	9,419	1,656	1,130	247	6,721	298
	2012	9,061	1,684	1,121	238	6,605	322
	2011	8,873	1,721	1,141	235	6,883	287
FABRIC CARE AND HOME CARE	2013	25,862	4,763	3,089	639	11,231	1,064
	2012	25,580	4,485	2,816	627	10,647	965
	2011	24,817	4,708	3,006	582	11,256	850
BABY, FEMININE AND FAMILY CARE	2013	21,787	4,684	3,047	837	10,926	1,560
	2012	21,527	4,545	2,927	753	9,203	1,495
	2011	20,485	4,339	2,736	724	8,901	1,134
CORPORATE(1)	2013	(895)	(1,933)	(175)	281	78,018	167
	2012	(1,145)	(3,520)	(1,744)	584	72,914	221
	2011	(1,253)	(1,561)	498	265	76,904	158
TOTAL COMPANY	2013	84,167	14,843	11,402	2,982	139,263	4,008
	2012	83,680	12,785	9,317	3,204	132,244	3,964
	2011	81,104	14,997	11,698	2,838	138,354	3,306

(1)	The Corporate reportable segment includes the total assets and capital expenditures of the snacks business prior to its divestiture effective May 31, 2012.